Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2019
TRADE AND OTHER PAYABLES
Summary of Trade and Other Payables

	Current		Non-Current
			One to five years
	12-31-2019	12-31-2018	12-31-2019	12-31-2018
Trade and other payables	ThCh$	ThCh$	ThCh$	ThCh$
Energy suppliers	44,207,683	66,627,358	—	—
Fuel and gas suppliers	55,179,023	39,787,839	—	—
Payables to tax authorities other than Corporate Income Tax	—	—	—	—
Accounts payable for goods and services	25,912,319	32,379,106	—	6,765
Accounts payable for asset purchases	79,551,463	112,047,422	—	—
Sub total	204,850,488	250,841,725	—	6,765

Other payables
Dividends payable to non-controlling interests	6,568,250	9,357,160	—	—
Deposits in guarantee	183,514	183,514	—
Accounts payable to staff	12,478,296	12,745,222	2	—
Other payables	3,806,794	2,203,997	—	443,656
Sub total	23,036,854	24,489,893	2	443,656

Total trade and other payables	227,887,342	275,331,618	2	450,421